FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

12.  FAIR VALUE MEASUREMENTS

The table below presents information regarding financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy reflecting the valuation techniques utilized to determine fair value.

	Fair Value Hierarchy
September 30, 2021	Level 1	Level 2	Level 3
Assets –cash & cash equivalents	$35,409,156	$—	$—
Assets –restricted cash	2,571,667	—	—
Total Assets	$37,980,823	$—	$—
Liabilities:
Common stock warrants	$—	$—	$148,129
Preferred stock warrants	—	—	504,117
Total Liabilities	$—	$—	$652,246

December 31, 2020	Level 1	Level 2	Level 3
Assets –cash & cash equivalents	$30,043,046	$—	$—
Total Assets	$30,043,046	$—	$—
Liabilities:
Common stock warrants	$—	$—	$49,863
Preferred stock warrants	—	—	2,072,536
Total Liabilities	$—	$—	$2,122,399

As of September 30, 2021 and December 31, 2020, the Company did not hold any Level 2 financial assets or liabilities that were measured at fair value on a recurring basis. There were no transfers between levels during the reporting periods. All significant Level 3 fair value hierarchy were recorded during the periods ended September 30, 2021 and December 31, 2020.

11.  FAIR VALUE MEASUREMENTS

Assets and liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2020, 2019 and 2018:

	Fair Value Hierarchy
2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046
Total assets	$30,043,046
Liabilities:
Common stock warrants			$49,863
Preferred stock warrants			2,072,536
Total liabilities			$2,122,399

2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931
Total assets	$12,889,931
Liabilities:
Common stock warrants			$59,624
Preferred stock warrants			1,179,201
Total liabilities			$1,238,825

2018	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$56,596,509
Total Assets	$56,596,509
Liabilities:
Common Stock Warrants			$59,624
Preferred Stock Warrants			$1,357,868
Total Liabilities			$1,417,492

The Company measures the common stock warrants using Level 3 unobservable inputs within the Black- Scholes option-pricing model. The Company used various key assumptions, such as the fair value of common stock, volatility, and expected term. The Company monitors the fair value of the common stock warrants annually, with subsequent revisions reflected in the consolidated statements of operations.

The Company measures the preferred stock warrants using Level 3 unobservable inputs within the option pricing model. The Company used various key assumptions, such as the fair value of preferred stock, volatility, and expected term. The Company monitors the fair value of the preferred warrants annually, with subsequent revisions reflected in the consolidated statements of operations.

All significant Level 3 fair value measurements were recorded during the years ended December 31, 2020, 2019 and 2018.